OTHER LONG-TERM OBLIGATIONS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER LONG-TERM OBLIGATIONS [Abstract]
Weighted Average Discount Rate, Percent	5.44%	6.65%
Accretion Expense	$ 327,608	$ 352,876	$ 346,777